Commitments and Contingencies - Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 266
2014	135
2015	136
2016	218
Total	755
Less: interest	(110)
Present value	$ 645